September 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:                           Talcott Resolution Life Insurance Company DC Variable Account I (“Registrant”)

033-19946   HV-1524 – Group Variable Annuity Contracts

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)

033-19946   HV-1524 – Group Variable Annuity Contracts

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1.                                                  The Supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on September 18, 2020.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Lead Counsel, Registered
Retirement Products & Mutual Fund
Massachusetts Mutual Life Insurance Company